Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total USD ($)	Actavis Plc [Member] USD ($)	Warner Chilcott [Member] USD ($)	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] Actavis Plc [Member]	Ordinary Shares [Member] Warner Chilcott [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Actavis Plc [Member] USD ($)	Additional Paid-in Capital [Member] Warner Chilcott [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive (Loss)/Income [Member] USD ($)	Treasury Shares [Member] USD ($)
Balance at Dec. 31, 2010	$ 3,281.7			$ 0.4			$ 1,771.8			$ 1,824.5	$ (2.5)	$ (312.5)
Balance, shares at Dec. 31, 2010				135.5								(9.7)
Comprehensive income:
Net income (loss) attributable to common shareholders	260.9									260.9
Other comprehensive income (loss), net of tax	(74.0)										(74.0)
Comprehensive (loss) / income attributable to common shareholders	186.9
Share-based compensation	39.8						39.8
Ordinary shares issued under employee stock plans	54.8						54.8
Ordinary shares issued under employee stock plans, shares				1.6
Tax benefits from exercise of options	14.6						14.6
Repurchase of ordinary shares	(14.2)											(14.2)
Repurchase of common stock, shares												(0.3)
Balance at Dec. 31, 2011	3,563.6			0.4			1,881.0			2,085.4	(76.5)	(326.7)
Balance, shares at Dec. 31, 2011				137.1								(10.0)
Comprehensive income:
Net income (loss) attributable to common shareholders	97.3									97.3
Other comprehensive income (loss), net of tax	113.3										113.3
Comprehensive (loss) / income attributable to common shareholders	210.6
Share-based compensation	48.1						48.1
Ordinary shares issued under employee stock plans	18.8						18.8
Ordinary shares issued under employee stock plans, shares				0.9
Tax benefits from exercise of options	13.7						13.7
Acquisition of noncontrolling interest	(4.9)						(4.9)
Repurchase of ordinary shares	(16.1)											(16.1)
Repurchase of common stock, shares	0.3											(0.3)
Balance at Dec. 31, 2012	3,833.8			0.4			1,956.7			2,182.7	36.8	(342.8)
Balance, shares at Dec. 31, 2012				138.0								(10.3)
Comprehensive income:
Net income (loss) attributable to common shareholders	(750.4)									(750.4)
Other comprehensive income (loss), net of tax	53.7										53.7
Comprehensive (loss) / income attributable to common shareholders	(696.7)
Ordinary shares issued in connection with Acquisition		486.3	5,833.9					486.3	5,833.9
Ordinary shares issued in connection with Acquisition, shares					5.5	40.4
Result of contribution of Actavis, Inc. to Actavis plc				(0.4)			(509.1)					509.5
Result of contribution of Actavis, Inc. to Actavis plc, shares				(11.5)								11.5
Share-based compensation	132.1						132.1
Ordinary shares issued under employee stock plans	48.0						48.0
Ordinary shares issued under employee stock plans, shares				1.8
Tax benefits from exercise of options	69.0						69.0
Acquisition of noncontrolling interest	(4.3)						(4.3)
Repurchase of ordinary shares	(170.0)											(170.0)
Repurchase of common stock, shares	1.2											(1.2)
Balance at Dec. 31, 2013	$ 9,532.1						$ 8,012.6			$ 1,432.3	$ 90.5	$ (3.3)
Balance, shares at Dec. 31, 2013				174.2